COMMITMENTS (Schedule of Future Minimum Concession Fee Payments) (Details) - Concession fee payments [Member] $ in Thousands	Dec. 31, 2016 USD ($)
2017	$ 28,733
2018	23,233
2019	24,835
2020	19,320
2021	2,387
thereafter
Total	$ 98,508